Discontinued Operations (Details) - Schedule of assets and liabilities of discontinued operations in the consolidated balance sheets - Discontinued Operations [Member] ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,781,325
Restricted cash	20,941
Short-term investments	50,000
Prepaid expenses and other current assets	226,288
Assets of disposal group, current	2,078,554
Property and equipment, net	14,844
Operating lease right-of-use assets	27,549
Other non-current assets	1,837
Assets of disposal group, non-current	44,230
Assets of disposal group	2,122,784
Liabilities
Accrued payroll and other human resource expenses	968,829
Deferred revenue, current	1,255,667
Refund liabilities	885,905
Operating lease liabilities, current	15,663
Other current liabilities	82,069
Liabilities of disposal group, current	3,208,133
Operating lease liabilities, non-current	12,337
Liabilities of disposal group, non-current	12,337
Liabilities of disposal group	¥ 3,220,470